Income Taxes - Disclosure of difference between tax expenses and expected income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Major components of tax expense (income) [Abstract]
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$ (1,994,350)	$ (5,003,092)	$ (4,952,555)
Items not deductible for tax purposes	49,149	324,482	413,506
Difference in tax rate in other jurisdictions	5,177	(155,572)	(129,075)
Unrecognized deductible temporary differences and loss carryforwards	1,534,024	4,834,182	4,668,124
Deferred income tax expense (recovery)	$ (406,000)	$ 0	$ 0